Long-term Debt - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt [Abstract]
Interest expense	$ 275,494	$ 256,222	$ 300,543
Capitalized interest	$ 27,718	$ 28,265	$ 26,055
Weighted average interest rate	6.90%	6.20%	6.30%